SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

32. SUBSEQUENT EVENTS

The Company has evaluated all events that have occurred subsequent to December 31, 2022 through the date that the consolidated financial statements were issued. Management has concluded that the following material subsequent events required disclosure in the consolidated financial statements.

On December 30, 2022, the Company (the “Seller”), the Target (includes Stand Best, Hengda and Hengdali) and New Stonehenge Limited, a British Virgin Islands exempt company which is not affiliate of the Company or any of its directors or officers, (the “Buyer”), entered into certain share purchase agreement (the “Disposition SPA”). Pursuant to the Disposition SPA, the Buyer agreed to purchase the Target for $8.5 million, and in exchange the Buyer will issue a 5% unsecured promissory note to the Seller with principal amount of $8.5 million with a maturity date on the fourth anniversary of its issuance (the “Note”). The Note has an interest rate of five percent (5%) per annum from the Effective Date until the same is paid in full. All interest calculations shall be simple interest and shall be computed on the basis of a 360-day year comprised of twelve (12) thirty (30) day months and shall be payable in accordance with the terms of this Note. Upon the closing of the transaction (the “Disposition”) contemplated by the Disposition SPA, the Buyer will become the sole shareholder of the Target and as a result, assume all assets and liabilities of the Target and subsidiaries owned or controlled by the Target. The Closing of the Disposition is subject to the satisfaction or waiver of certain closing conditions including the receipt of a fairness opinion from an independent firm, approval of a majority of the Company’s shareholders, and all consents required to be obtained from or made with any governmental authorities. The disposition was approved during the extraordinary meeting of shareholders held on February 21, 2023. The disposition was consummated on April 28, 2023.

During the same shareholder meeting, the shareholders also approved the alteration of the authorized issued share capital of the Company from US$4,800,000 divided into 200,000,000 ordinary shares with a par value of US$0.024 each, to (i) 250,000,000 ordinary shares re- designated as (a) 200,000,000 Class A ordinary shares with no par value each, and (b) 50,000,000 Class B ordinary shares with no par value each, and (ii) 50,000,000 preferred shares with no par value each.

On January 10, 2023, the Company entered into a certain securities purchase agreement (the “SPA”) with Mr. Weilai (Will) Zhang, the Chief Executive Officer of the Company, Mr. Ishak Han, a director of the Company, and another sophisticated purchaser (collectively, the “Purchasers”), pursuant to which the Company agreed to sell 1,625,000 ordinary shares, (the “Shares”) par value $0.024 per share (the “Ordinary Shares”), at a per share purchase price of $0.80 (the “Offering”). This Offering was unanimously approved by the disinterested directors and the board of directors of the Company. The gross proceeds to the Company from this Offering are $1.3 million, before deducting any fees or expenses. The Company plans to use the net proceeds from this Offering for the expansion of its social ecommerce business and the general corporate purpose. The Offering closed on January 12, 2023.

On January 13, 2023, the Company entered into a certain securities purchase agreement (the “SPA”) with a certain purchaser (collectively, the “Purchasers”), pursuant to which the Company agreed to sell 1,234,568 ordinary shares, (the “Shares”) par value $0.024 per share (the “Ordinary Shares”), at a per share purchase price of $0.81 (the “Offering”), the closing price of the Ordinary Shares on the Nasdaq Capital Market as of January 10, 2023. The gross proceeds to the Company from this Offering are approximately $1 million, before deducting any fees or expenses. The Company plans to use the net proceeds from this Offering for the expansion of its social ecommerce business and the general corporate purpose.

On March 30, 2023, the Company entered into a certain securities purchase agreement (the “SPA”) with five sophisticated investors (collectively, the “Purchasers”), pursuant to which the Company agreed to sell 5,681,820 Class A ordinary shares, (the “Shares”), no par value (the “Ordinary Shares”), at a per share purchase price of $0.88 (the “Offering”). Upon closing of this offering, these two beneficial owners of the Purchasers will have approximately 15.15% of the total voting power of the Company, and the Company’s CEO and Chairman, Weilai (Will) Zhang, will have about 52.13% of the total voting power of the Company. The gross proceeds to the Company from this Offering are approximately $5 million, before deducting any fees or expenses. The Company has issued the Shares on April 12, 2023 and the Offering was closed on the same day as all closing conditions were satisfied. The Company plans to use the net proceeds from this Offering for the general corporate purpose.